Air Traffic Liability and Frequent Flyer Deferred Revenue - Schedule of Air Traffic Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Air traffic liability tables [abstract]
Air traffic liability	$ 399,184	$ 337,363
Miles deferred revenue	162,013	187,931
Current	561,197	525,294
Miles deferred revenue	290,802	229,701
Non-current	$ 290,802	$ 229,701